Note 7 - Deposits	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
Deposit Liabilities Disclosures [Text Block]
(7)	Deposits

Deposits at December 31, 2019 and 2018 are summarized as follows:

	In Thousands
	2019	2018
Demand deposits	$284,611	254,157
Savings accounts	140,270	136,645
Negotiable order of withdrawal accounts	558,745	503,435
Money market demand accounts	801,986	727,654
Certificates of deposit $250,000 or greater	131,899	134,506
Other certificates of deposit	425,222	402,690
Individual retirement accounts $250,000 or greater	10,646	8,525
Other individual retirement accounts	64,226	68,043
	$2,417,605	2,235,655

Principal maturities of certificates of deposit and individual retirement accounts at December 31, 2019 are as follows:

(In Thousands)
Maturity	Total
2020	$326,212
2021	160,368
2022	72,578
2023	51,327
2024	21,258
Thereafter	250
$631,993

The aggregate amount of overdrafts reclassified as loans receivable was $529,000 and $496,000 at December 31, 2019 and 2018, respectively.

As of December 31, 2019 and 2018, Wilson Bank was not required to maintain a cash balance with the Federal Reserve.